Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 18,240,871	$ 14,829,830
Accumulated depreciation	(9,950,411)	(8,762,492)
Property and equipment, net	8,290,460	6,067,338
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	11,512,111	9,160,462
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	2,272,278	2,205,517
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	694,844	650,842
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	344,348	784,317
Computer software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	713,021	470,761
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,704,269	$ 1,557,931